Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Battleshares(TM) TSLA vs F ETF
Shareholder Report [Line Items]
Fund Name	Battleshares™ TSLA vs F ETF
Class Name	Battleshares™ TSLA Vs F ETF
Trading Symbol	ELON
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Battleshares™ TSLA vs F ETF (the "Fund") for the period February 12, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.battle-shares.com. You can also request this information by contacting us at 866-532-3886 or by writing to the Battleshares™ TSLA vs F ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	866-532-3886
Additional Information Website	www.battle-shares.com
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Battleshares™ TSLA Vs F ETF	$38	1.29%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	1.29%
Net Assets	$ 1,043,000
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 6,101
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)

Fund Size (Thousands)	$1,043
Number of Holdings	2
Total Advisory Fee	$6,101
Portfolio Turnover	0%

Holdings [Text Block]	Sector Breakdown (% of Total Net Assets)
Largest Holdings [Text Block]	What did the Fund invest in? (as of June 30, 2025)
Top Ten Holdings	(% of net assets)
Tesla, Inc. Swap, Maturity Date: 2/12/26	19.5%
Ford Motor Co., Swap, Maturity Date: 2/12/26	(0.5)%